Cover	Oct. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41100
Entity Registrant Name	Everest Consolidator Acquisition Corporation
Entity Central Index Key	0001863719
Entity Tax Identification Number	86-2485792
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4041 MacArthur Blvd
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(949)
Local Phone Number	610-0835
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one Warrant
Trading Symbol	EVCOU
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	EVCO
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	EVCOW